Commitments and Contingencies - Exmar LPG Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Exmar LPG Joint Venture | Shipbuilding supervision and crew training services | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels	3
Secured financing | $	$ 56
Number of vessels with secured financing	2